Other long-term debt - June 2022 Senior Secured Notes (Details) ¥ in Millions, $ in Millions				1 Months Ended	12 Months Ended
	Aug. 06, 2020 CNY (¥)	Jul. 03, 2020	Jun. 29, 2020 CNY (¥)	Aug. 06, 2020 CNY (¥)	Dec. 31, 2024	Aug. 06, 2020 USD ($)	Jun. 29, 2020 USD ($)
June 2022 Senior Secured Notes at 12.00% [Member]
Other Long-term debt
Debt issuance date	Aug. 06, 2020	Jul. 03, 2020
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					xin:AdjustedTreasuryRateMember
June 2022 Senior Secured Notes at 12.00% [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium
Other Long-term debt
Redemption price					1.00%
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member]
Other Long-term debt
Debt issuance date			Jun. 29, 2020
Debt instrument, aggregate principal amount	¥ 514.5		¥ 514.5	¥ 514.5		$ 75	$ 75
Stated rate	12.00%		12.00%	12.00%		12.00%	12.00%
Debt instrument, frequency of periodic payment				semi-annually
Debt term				2 years
Maturity date			Jun. 29, 2022	Jun. 29, 2022
Effective interest rate	15.69%			15.69%		15.69%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction					10.00%
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio					2
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio					1
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Redemption price					100.00%
Debt Instrument, Basis Spread on Variable Rate					1.00%
Debt Instrument, Description of Variable Rate Basis					the Adjusted Treasury Rate (as defined in the June 2022 Indenture)
Redemption terms					At any time prior to June 29, 2022, the Company may at its option redeem the June 2022 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the June 2022 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any June 2022 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such June 2022 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such June 2022 Senior Secured Note, plus all required remaining scheduled interest payments due on such June 2022 Senior Secured Note through the maturity date of the June 2022 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the June 2022 Indenture) plus 100 basis points, over (B) the principal amount of such June 2022 Senior Secured Note on such redemption date.
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Debt Instrument, Redemption, Period Two [Member]
Other Long-term debt
Redemption price					112.00%
Redemption terms					At any time prior to June 29, 2022, the Company may redeem up to 35% of the aggregate principal amount of the June 2022 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 112% of the principal amount of the June 2022 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the June 2022 Senior Secured Notes issued on June 29, 2020 remains outstanding after each such redemption.
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable					35.00%
June 2022 Senior Secured Notes Due On June 29 2022 At 12% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage					65.00%